Trade and other payables	12 Months Ended
Jun. 30, 2022
Trade and other payables
20. Trade and other payables

20. Trade and other payables

Group’s trade and other payables as of June 30, 2022 and 2021 were as follows:

	06.30.2022	06.30.2021
Trade payables	14,818	15,383
Advances from sales, leases and services (*)	5,363	5,802
Accrued invoices	2,319	4,921
Deferred income	96	-
Admission fees	2,575	1,771
Deposits in guarantee	67	148
Total trade payables	25,238	28,025
Dividends payable to non-controlling interests	1,691	1,507
Tax payables	2,632	2,865
Director's fees	661	251
Management fees	3,973	-
Others	1,325	3,158
Total other payables	10,282	7,781
Total trade and other payables	35,520	35,806

Non-current	4,598	3,690
Current	30,922	32,116
Total	35,520	35,806

(*) Corresponds mainly to admission rights and rents collected in advance, which will accrue in an average term of 3 to 5 years. The variation is mainly due to the new contracts signed and an extraordinary rent in Alto Avellaneda.

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).